Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.68%
Application Software–13.65%
Alteryx, Inc., Class A(b)	104,582	$18,353,095
Nice Ltd., ADR (Israel)(b)	85,867	17,623,343
salesforce.com, inc.(b)	145,355	28,322,422
Splunk, Inc.(b)	106,428	22,330,723
		86,629,583
Biotechnology–2.63%
BeiGene Ltd., ADR (China)(b)	53,473	11,175,857
Twist Bioscience Corp.(b)	98,275	5,507,331
		16,683,188
Data Processing & Outsourced Services–8.20%
Mastercard, Inc., Class A	77,199	23,818,207
PayPal Holdings, Inc.(b)	143,939	28,222,120
		52,040,327
Health Care Equipment–0.93%
ABIOMED, Inc.(b)	19,746	5,922,615
Health Care Supplies–0.69%
Coloplast A/S, Class B (Denmark)	25,758	4,393,237
Integrated Telecommunication Services–2.63%
Cellnex Telecom S.A. (Spain)(c)	249,222	15,677,262
Cellnex Telecom S.A., Rts. Expiring 08/07/2020 (Spain)(b)	246,658	1,031,456
		16,708,718
Interactive Media & Services–14.50%
Alphabet, Inc., Class A(b)	14,729	21,916,016
Facebook, Inc., Class A(b)	177,498	45,025,918
Tencent Holdings Ltd. (China)	280,100	19,174,143
Yandex N.V., Class A (Russia)(b)	102,410	5,892,671
		92,008,748
Internet & Direct Marketing Retail–9.55%
Alibaba Group Holding Ltd., ADR (China)(b)	97,414	24,452,862
Amazon.com, Inc.(b)	10,554	33,400,033
HelloFresh SE (Germany)(b)	50,780	2,764,230
		60,617,125
Internet Services & Infrastructure–8.41%
Okta, Inc.(b)	43,001	9,502,361
Shares		Value
Internet Services & Infrastructure–(continued)
Twilio, Inc., Class A(b)	158,097	$43,859,270
		53,361,631
Life Sciences Tools & Services–14.12%
Biotage AB (Sweden)	205,748	3,739,366
Illumina, Inc.(b)	67,251	25,700,642
Lonza Group AG (Switzerland)	25,792	16,099,713
Tecan Group AG, Class R (Switzerland)	22,939	9,648,874
Thermo Fisher Scientific, Inc.	52,706	21,817,649
Wuxi Biologics Cayman, Inc. (China)(b)(c)	609,500	12,569,682
		89,575,926
Pharmaceuticals–5.84%
Bayer AG (Germany)	144,063	9,592,313
Bristol-Myers Squibb Co.	214,492	12,582,101
Novo Nordisk A/S, Class B (Denmark)	225,179	14,856,559
		37,030,973
Research & Consulting Services–2.57%
IHS Markit Ltd.	202,102	16,315,694
Semiconductors–1.06%
QUALCOMM, Inc.	63,388	6,694,407
Specialty Chemicals–2.21%
Chr. Hansen Holding A/S (Denmark)	122,945	14,002,541
Systems Software–8.09%
Crowdstrike Holdings, Inc., Class A(b)	178,900	20,251,480
ServiceNow, Inc.(b)	70,720	31,060,224
		51,311,704
Trucking–1.60%
Uber Technologies, Inc.(b)	336,331	10,177,376
Total Common Stocks & Other Equity Interests (Cost $339,516,544)		613,473,793
Money Market Funds–3.65%
Invesco Government & Agency Portfolio,Institutional Class, 0.07% (Cost $23,179,670)(d)(e)	23,179,670	23,179,670
TOTAL INVESTMENTS IN SECURITIES–100.33% (Cost $362,696,214)		636,653,463
OTHER ASSETS LESS LIABILITIES—(0.33)%		(2,107,245)
NET ASSETS–100.00%		$634,546,218

Investment Abbreviations:
ADR	– American Depositary Receipt
Rts.	– Rights
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $28,246,944, which represented 4.45% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$120,912,708	$(97,733,038)	$-	$-	$23,179,670	$9,217

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$490,955,872	$122,517,921	$—	$613,473,793
Money Market Funds	23,179,670	—	—	23,179,670
Total Investments	$514,135,542	$122,517,921	$—	$636,653,463
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Global Focus Fund to Invesco Global Focus Fund.
Invesco Oppenheimer Global Focus Fund